Share-based payments - Share-based awards relating to the Shan Shan Outlets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2021	Feb. 28, 2021	Dec. 31, 2020 $ / shares	Aug. 31, 2020	Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement, Disclosure [Abstract]
Shared compensation expense	¥ 1,010,013	$ 158,493	¥ 951,048	¥ 688,083
Shan Outlets Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate minimum	2.28%	2.28%	2.72%	2.53%
Risk-free interest rate maximum	2.52%	2.52%	2.89%	2.81%
Expected volatility minimum	36.40%	36.40%	32.30%	23.41%
Expected volatility maximum	40.10%	40.10%	33.90%	24.02%
Share Price | $ / shares		$ 551,040					$ 416,194		$ 226,756
Share-based Payment Arrangement, Disclosure [Abstract]
Share based compensation Aggregate of registered capital | shares									150,000,000
Share based compensation Aggregate of registered capital in percent									15.00%
Options vesting rights description	The vesting period is generally 4 years of employment services where 25% to 72.91% will be vested on the first anniversary from grant date with the remaining to be vested ratably over the remaining vesting period.	The vesting period is generally 4 years of employment services where 25% to 72.91% will be vested on the first anniversary from grant date with the remaining to be vested ratably over the remaining vesting period.
Maximum contractual term				10 years
Share-based payment award, maximum employee subscription rate					0.7611%	0.4208%		0.1484%	7.50%
Shared compensation expense | ¥	¥ 150,793		¥ 115,519	¥ 5,726
Repurchase share price average period	3 years	3 years
Expected volatility average period	3 years	3 years